Condensed Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical)	Oct. 31, 2020 shares
Common Class B [Member] | ACON S2 Acquisition Corp [Member]
Number of shares subject to forfeiture.	937,500